Stockholders' Equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended		3 Months Ended			12 Months Ended					0 Months Ended					1 Months Ended					1 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended			12 Months Ended	0 Months Ended				12 Months Ended	0 Months Ended
	Apr. 08, 2013	Mar. 31, 2012	Sep. 30, 2011	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 2.25x Performance Restricted Shares [Member]	Dec. 31, 2013 2.75x Performance Restricted Shares [Member]	Sep. 30, 2013 Parent Company [Member]	Jun. 30, 2013 Parent Company [Member]	Apr. 08, 2013 Parent Company [Member]	Mar. 30, 2012 Parent Company [Member]	Sep. 29, 2011 Parent Company [Member]	Dec. 31, 2013 Parent Company [Member]	Sep. 30, 2013 Parent Company [Member]	Jun. 30, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Mar. 20, 2014 Subsequent Events [Member]	Jan. 02, 2014 Subsequent Events [Member] Parent Company [Member]	Mar. 04, 2014 Subsequent Events [Member] Parent Company [Member]	Apr. 24, 2013 Senior Notes [Member]	Apr. 24, 2013 Senior Notes [Member] Prior to December 1, 2014 [Member]	Dec. 31, 2013 Senior Notes [Member] Prior to December 1, 2014 [Member]	Dec. 31, 2011 Partnership [Member]	Apr. 24, 2013 Initial Public Offering [Member]	Apr. 24, 2013 Initial Public Offering [Member] Parent Company [Member]	Apr. 24, 2013 Initial Public Offering [Member] Senior Notes [Member]	Dec. 31, 2013 Initial Public Offering [Member] Senior Notes [Member]	Apr. 24, 2013 Initial Public Offering [Member] Term Loan B [Member]	Apr. 24, 2013 Underwriters Option to Purchase Additional Shares [Member]	Apr. 24, 2013 Underwriters Option to Purchase Additional Shares [Member] Parent Company [Member]	Dec. 17, 2013 Secondary Offering [Member]	Dec. 31, 2013 Secondary Offering [Member]	Dec. 17, 2013 Secondary Offering [Member] Parent Company [Member]	Dec. 31, 2013 Secondary Offering [Member] Parent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued				89,900,453			89,900,453	82,737,008									89,900,453			82,737,008																0		0
Unvested shares of common stock				3,378,764			3,378,764
Shares of treasury stock held				1,500,000			1,500,000
Stock split description	On April 7, 2013, the Company's Board of Directors authorized an eight-for-one split of the Company's common stock which was effective on April 8, 2013. The Company's historical share and per share information has been retroactively adjusted to give effects to this stock split.													On April 7, 2013, the Parent's Board of Directors authorized an eight-for-one split of the Parent's common stock which was effective on April 8, 2013. The Parent's historical share and per share information has been retroactively adjusted to give effects to this stock split.
Stock split conversion ratio	8													8
Common stock, par value				$ 0.01			$ 0.01	$ 0.01									$ 0.01			$ 0.01
Common stock, shares authorized				1,000,000,000			1,000,000,000	1,000,000,000									1,000,000,000			1,000,000,000
Preferred stock, shares authorized				100,000,000			100,000,000	100,000,000									100,000,000			100,000,000
Preferred stock, par value				$ 0.01			$ 0.01	$ 0.01									$ 0.01			$ 0.01
Common stock shares issued for cash																												233,920	10,000,000	10,000,000
Shares offered and sold by the selling shareholders																													19,900,000	19,900,000				3,900,000	3,900,000	18,000,000		18,000,000
Offering price per share																													$ 27.00	$ 27.00						$ 30.00		$ 30.00
Net proceeds received from offering							$ 245,441																						$ 245,400	$ 245,400
Net proceeds received used to redeem 11% Senior Notes																															140,000
Redemption price for Senior Notes Percentage																									111.00%	111.00%	100.00%
Senior Notes redemption terms																																A provision in the indenture governing the Senior Notes that permits the Company to redeem up to 35% of the aggregate principal amount of the Senior Notes with the net cash proceeds of certain equity offerings.
Senior Notes redemption percentage																									35.00%
Payment made to affiliate for termination of Advisory Agreement																													46,300
Net proceeds from offering																																	37,000
Secondary offering costs							1,407																														1,407
Repurchase of common shares				1,500,000			1,500,000	0									1,500,000																			1,500,000	1,500,000	1,500,000	1,500,000
Treasury stock at cost				44,163			44,163										44,163																				44,163		44,163
Dividend declared to stockholders		500,000	110,100				53,911	500,000	110,100			18,072	18,072		500,000	110,100							17,767
Cash dividend declared				$ 0.20	$ 0.20	$ 0.20	$ 0.60	$ 6.07	$ 1.34								$ 0.20	$ 0.20	$ 0.20			$ 0.20		$ 0.2
Dividend payable date				Jan. 03, 2014	Oct. 01, 2013	Jul. 01, 2013											Jan. 03, 2014	Oct. 01, 2013	Jul. 01, 2013			Apr. 01, 2014		Apr. 01, 2014
Dividend record date				Dec. 20, 2013	Sep. 20, 2013	Jun. 20, 2013											Dec. 20, 2013	Sep. 20, 2013	Jun. 20, 2013			Mar. 20, 2014		Mar. 20, 2014
Cash dividends payable				17,939			17,939	203	3,180								17,939			203	3,180
Dividends payable										883	883
Cash dividends paid							17,680										17,680
Consideration amount for shares issued																												$ 2,736